Accrued Expenses and Other Current Liabilities (Details) - USD ($)		9 Months Ended
	Aug. 05, 2021	Sep. 30, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Company issued warrants		6,043,623
Exercise price		$ 5
Exercisable period		7 years
Warrants price per share		$ 0.01
Stock repurchase		$ 15
Warrants amount		$ 6,971,000
Warrants	$ 2,507	4,686,000
Difference gain in amount		$ 2,285,000